Events after the reporting period	12 Months Ended
Dec. 31, 2020
Events after the reporting period
EVENTS AFTER REPORTING DATE

40.    Events after reporting date

There were no events that could have a material impact on the financial results of the Group after 31 December 2020, other than those disclosed below.

Keliber Oy (Keliber) – Battery metals investment

On 23 February 2021 Keliber and the Company entered into an investment agreement that enables Keliber to significantly advance its lithium project in Central Ostrobothnia, Finland. The Keliber project consists of several advanced stage lithium spodumene deposits, with significant exploration upside in close proximity to the existing project. Based on a feasibility study completed in 2019 and improved in 2020, Keliber currently has 9.3 million tonnes of ore reserves, sufficient for more than 13 years of operation. Planned annual production is 15,000 tonnes of battery grade lithium hydroxide. The project includes the development of a chemical plant in Kokkola, approximately 50 kilometers from the mining area, which will produce battery grade lithium hydroxide. The Group intends to play a key role as an industrial anchor investor in the forthcoming financing of the construction of Keliber’s lithium project. Production is anticipated to start in 2024 and none of the future lithium hydroxide production has been committed to any offtake party.

Under the investment agreement the Group will make an initial phased equity investment of €30 million, for an approximate 30% equity shareholding into Keliber. In the first tranche the Group subscribed for shares in Keliber for €15 million and simultaneously, on the same terms as Sibanye-Stillwater’s €30 million phased investment, a further €10 million equity issuance was offered to the existing Keliber shareholders, which was fully subscribed. The investment agreement allows the Group to finance development work of a further €15 million in two tranches over a twelve-month period. In addition to, and subject to the completion of the initial investment and funding, the Group has a guaranteed option to achieve the majority shareholding in Keliber, should it wish to do so, by contributing further equity financing for the development of the project.

The investment in Keliber resulting from the €15 million subscription in the first tranche will be treated as an equity accounted associate. Further subscriptions of tranche two and three will be assessed at the time of subscription to determine whether the Group has at that stage obtained sufficient voting rights and/or potential voting rights to obtain accounting control over Keliber.

Phembani Black Economic Empowerment (BEE) transaction

During April 2021, the Group restructured the previously highly indebted Lonmin Limited (changed to Sibanye UK Limited on 25 March 2021) broad-based black economic empowerment (B-BBEE) structure in relation to Western Platinum Proprietary Limited (WPL) and Eastern Platinum Limited (collectively referred to as “Marikana”), so as to ensure the sustainability of the B-BBEE shareholding in Marikana and facilitate the realisation of value to the B-BBEE shareholders (Restructuring Transaction).

The Restructuring Transaction resulted in the cancellation of the previous preference share funding provided to a special purpose vehicle (Phembani SPV) held by the Phembani Group Proprietary Limited group (Phembani Group). As replacement, the Group subscribed for new preference shares at a nominal amount in the Phembani SPV. These preference shares will earn dividends capped to R2.6 billion and will be funded through 90% of the dividends attributable to the Phembani Group as and when paid by Marikana. The preference shares will be redeemed at the earlier of 12.5 years from the issue date or when the capped dividend amount is reached.

The new arrangement provides the Marikana shareholders with access to distributable Marikana dividends in the short and medium term through the introduction of a 10% trickle dividend while any shareholder loans or specified intercompany debt is outstanding. Thereafter, the Marikana shareholders will participate fully in their attributable portion of Marikana’s dividends. However, a 90% portion of the Phembani Group’s attributable dividends will continue to be applied against the preference dividends until the preference shares have been redeemed. As part of the Restructuring Transaction, Incwala Platinum Proprietary Limited is also released from its obligation to repay the historical loans made to it by WPL.

The Group is in the process of assessing the accounting impact of this transaction.